Material accounting policies, new accounting standards and new and not yet effective accounting standards (Details 2)	12 Months Ended
Dec. 31, 2024
Intangible Assets and Goodwill
Nominal statutory rates for calculating IRPJ (as a percent)	25.00%
Nominal statutory rates for calculating CSLL (as a percent)	9.00%
Software [member]
Intangible Assets and Goodwill
Estimated useful lives (in years)	5 years
Trademarks [member] | Minimum [member]
Intangible Assets and Goodwill
Estimated useful lives (in years)	20 years
Trademarks [member] | Maximum [member]
Intangible Assets and Goodwill
Estimated useful lives (in years)	30 years
Customer portfolio [member] | Minimum [member]
Intangible Assets and Goodwill
Estimated useful lives (in years)	12 years
Customer portfolio [member] | Maximum [member]
Intangible Assets and Goodwill
Estimated useful lives (in years)	13 years
Platform content [member]
Intangible Assets and Goodwill
Estimated useful lives (in years)	3 years